HELD FOR SALE	6 Months Ended
Jun. 30, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure Of Assets And Liabilities Classified As Held-For-Sale [Table Text Block]	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2021 (MILLIONS)	Infrastructure	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$6	$4	$23	$33
Accounts receivable and other	45	8	49	102
Equity accounted investments	—	196	—	$196
Investment properties	—	950	—	$950
Property, plant and equipment	1,058	—	828	$1,886
Other long-term assets	47	—	1	48
Assets classified as held for sale	$1,156	$1,158	$901	$3,215
Liabilities
Accounts payable and other	$132	$4	$60	$196
Non-recourse borrowings of managed entities	544	—	364	908
Deferred income tax liabilities	183	—	—	183
Liabilities associated with assets classified as held for sale	$859	$4	$424	$1,287
As at June 30, 2021, assets held for sale within our Infrastructure segment include the U.S. district energy operation.
Within our Renewable Power segment, assets held for sale include wind and solar portfolios in the U.S. and Asia.
Assets held for sale within our Real Estate segment include five triple-net lease assets, nine multifamily assets, a hotel, eight malls, and an office asset in the U.S.
For the six months ended June 30, 2021, we disposed of $8.5 billion and $3.6 billion of assets and liabilities held for sale, respectively. The majority of disposals relate to the sale of a portfolio of directly held investment properties and our Canadian district energy operation, as well as the derecognition of Norbord.

HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2021 (MILLIONS)	Infrastructure	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$6	$4	$23	$33
Accounts receivable and other	45	8	49	102
Equity accounted investments	—	196	—	$196
Investment properties	—	950	—	$950
Property, plant and equipment	1,058	—	828	$1,886
Other long-term assets	47	—	1	48
Assets classified as held for sale	$1,156	$1,158	$901	$3,215
Liabilities
Accounts payable and other	$132	$4	$60	$196
Non-recourse borrowings of managed entities	544	—	364	908
Deferred income tax liabilities	183	—	—	183
Liabilities associated with assets classified as held for sale	$859	$4	$424	$1,287
As at June 30, 2021, assets held for sale within our Infrastructure segment include the U.S. district energy operation.
Within our Renewable Power segment, assets held for sale include wind and solar portfolios in the U.S. and Asia.
Assets held for sale within our Real Estate segment include five triple-net lease assets, nine multifamily assets, a hotel, eight malls, and an office asset in the U.S.
For the six months ended June 30, 2021, we disposed of $8.5 billion and $3.6 billion of assets and liabilities held for sale, respectively. The majority of disposals relate to the sale of a portfolio of directly held investment properties and our Canadian district energy operation, as well as the derecognition of Norbord